Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 166.7% (100.0% of Total Investments)
X
1,725,414,641 MUNICIPAL BONDS - 166.7%  (100.0% of Total Investments)
X 1,725,414,641
Consumer Staples - 7.6% (4.5% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 27,580 5.000%, 6/01/38 1/23 at 100.00 BBB $ 26,797,831
9,555 5.000%, 6/01/45 1/23 at 100.00 BBB 9,108,113
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
1/23 at 17.90 N/R 1,013,700
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 BB+ 4,408,794
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 36,855,520
91,530 Total Consumer Staples 78,183,958
Education and Civic Organizations - 25.5% (15.3% of Total Investments)
3,150 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 2,884,423
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call Ba1 2,567,416
29,145 0.000%, 7/15/47 No Opt. Call Ba1 6,559,956
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
250 5.000%, 4/01/33 4/23 at 100.00 BBB- 250,838
2,535 5.500%, 4/01/43 4/23 at 100.00 BBB- 2,543,289
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 BB- 1,101,529
5,705 5.250%, 11/01/34 11/24 at 100.00 BB- 5,576,352
1,500 5.000%, 11/01/39 11/24 at 100.00 BB- 1,385,370
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
2,690 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 2,666,221
4,090 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 3,822,023
7,510 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 5,675,833
2,460 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/51, 144A
6/29 at 100.00 N/R 2,190,335
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A 3,708,619
4,990 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 5,005,619
1,655 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 1,701,158
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
5,055 5.000%, 7/15/42 7/32 at 100.00 BBB- 5,171,316
6,805 5.000%, 7/15/50 7/32 at 100.00 BBB- 6,869,443

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 $ 4,416,152
4,100 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call AAA 4,207,420
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
1,685 5.250%, 1/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 1,754,692
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
2,930 5.000%, 7/01/34 7/27 at 100.00 Aa3 3,172,604
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,553,420
12,970 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 13,185,821
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2022A:
4,000 4.000%, 7/01/47 7/32 at 100.00 A3 3,479,960
2,820 4.000%, 7/01/52 7/32 at 100.00 A3 2,399,933
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call Aa2 1,568,055
4,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call AAA 4,763,800
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2015A:
9,000 5.000%, 7/01/34 7/25 at 100.00 Aa2 9,470,340
20,130 5.000%, 7/01/45 7/25 at 100.00 Aa2 20,751,212
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
10,850 5.000%, 7/01/32 7/26 at 100.00 Aa2 11,603,532
2,605 4.000%, 7/01/43 7/26 at 100.00 Aa2 2,564,362
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2017A:
4,000 5.000%, 7/01/38 7/27 at 100.00 Aa2 4,295,520
5,620 5.000%, 7/01/39 7/27 at 100.00 Aa2 6,014,861
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 Aa2 5,504,350
5,500 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 5,839,845
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 12,885,639
8,925 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 8,856,188
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39
7/23 at 100.00 A+ 1,004,600
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 A+ 10,715,274
7,695 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 6,394,237
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 1,279,605
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,785 5.000%, 9/01/38 9/23 at 100.00 A- 1,796,317
1,785 5.000%, 9/01/43 9/23 at 100.00 A- 1,792,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
6/24 at 100.00 A- $ 1,430,786
1,220 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 1,241,789
17,335 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 AA 12,943,004
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
4,070 4.000%, 3/01/45 9/30 at 100.00 AA 3,675,861
7,645 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 AA 7,132,403
11,140 3.000%, 3/01/49 - AGM Insured 9/30 at 100.00 AA 8,258,527
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43
12/29 at 100.00 AA- 10,870,200
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/49
10/29 at 100.00 N/R 312,088
302,750 Total Education and Civic Organizations 263,815,027
Financials - 1.7% (1.0% of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,774,239
13,835 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 15,490,773
15,450 Total Financials 17,265,012
Health Care - 15.0% (9.0% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
23,690 4.000%, 5/01/45 5/32 at 100.00 A- 22,252,017
28,420 4.250%, 5/01/52 5/32 at 100.00 A- 27,241,991
3,000 5.000%, 5/01/52 5/32 at 100.00 A- 3,129,060
6,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 AA 5,809,560
6,750 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 BBB- 6,738,862
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
3,250 5.000%, No Opt. Call BBB- 3,279,772
2,450 4.000%, 9/01/45 3/30 at 100.00 BBB- 1,997,289
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
14,365 4.000%, 7/01/50 7/30 at 100.00 A+ 13,237,348
21,830 4.000%, 7/01/53 7/30 at 100.00 A+ 19,827,534
1,200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/34, 144A
6/25 at 100.00 BBB- 1,203,492
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
11,155 4.000%, 7/01/41 7/26 at 100.00 BBB+ 9,762,075
11,940 5.000%, 7/01/46 7/26 at 100.00 BBB+ 11,955,761
6,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+ 6,201,480
3,900 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
1/23 at 100.00 BBB+ 3,900,975
3,800 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 3,841,382

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 15,130 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- $ 15,142,255
162,975 Total Health Care 155,520,853
Industrials - 3.0% (1.8% of Total Investments)
31,530 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 29,802,156
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
2,000 3.250%, 9/15/52 3/30 at 100.00 Aa3 1,511,800
120 3.500%, 9/15/52 3/30 at 100.00 A2 92,934
33,650 Total Industrials 31,406,890
Long-Term Care - 0.1% (0.1% of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 846,560
Tax Obligation/General - 9.9% (6.0% of Total Investments)
10,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B, 5.000%, 7/01/45 - AGM Insured
7/28 at 100.00 AA 10,470,100
Nassau County, New York, General Obligation Bonds,
General Improvement Series 2021A:
2,930 4.000%, 4/01/44 - AGM Insured 4/31 at 100.00 AA 2,910,457
3,905 4.000%, 4/01/51 - AGM Insured 4/31 at 100.00 AA 3,732,047
500 Nassau County, New York, General Obligation Bonds, General
Improvement Series, Refunding 2016A, 5.000%, 1/01/38
1/26 at 100.00 AA- 522,660
5,335 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/34
4/26 at 100.00 AA- 5,628,318
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
515 5.000%, 3/01/29 3/23 at 100.00 AA 517,802
3,735 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 3,790,390
8,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 8,113,280
7,665 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/33
8/24 at 100.00 AA 7,913,576
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.250%, 10/01/32
10/27 at 100.00 AA 8,327,038
11,355 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA 11,996,898
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
1,500 5.000%, 8/01/43 8/29 at 100.00 AA 1,600,200
5,890 4.000%, 8/01/44 8/29 at 100.00 AA 5,707,704
6,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/38
8/30 at 100.00 AA 7,117,955
8,850 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/51 - BAM Insured
3/31 at 100.00 AA 6,720,159
5,140 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA 5,498,052
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,435 4.000%, 7/01/37 7/31 at 103.00 N/R 1,199,330
4,344 4.000%, 7/01/41 7/31 at 103.00 N/R 3,491,360
5,332 4.000%, 7/01/46 7/31 at 103.00 N/R 4,118,117

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Rochester, New York, General Obligation Bonds, Series
1999:
$ 730 5.250%, 10/01/23 - NPFG Insured No Opt. Call AA- $ 746,002
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call AA- 763,113
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call AA- 779,976
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call AA- 789,916
103,406 Total Tax Obligation/General 102,454,450
Tax Obligation/Limited - 38.3% (23.0% of Total Investments)
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC
Insured
1/23 at 100.00 AA 105,275
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
4,985 5.000%, 2/15/29 2/24 at 100.00 AA+ 5,104,291
10,000 5.000%, 2/15/30 2/24 at 100.00 AA+ 10,235,700
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 AA+ 7,134,120
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 AA+ 2,642,300
13,805 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 AA+ 13,095,975
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 Aa1 9,453,900
12,560 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/45
9/25 at 100.00 AA+ 12,981,639
1,400 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 1,472,436
17,510 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 AA+ 18,601,223
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 9,503,700
1,080 Erie County Industrial Development Agency, New York, School Facility
Revenue Bonds, Buffalo City School District, Refunding Series 2013A,
5.000%, 5/01/28
5/23 at 100.00 AA 1,090,325
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 BB 5,178,188
6,490 5.000%, 11/15/39 11/25 at 100.00 BB 6,519,400
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Green Fiscal 2022 Series A:
1,080 4.000%, 2/15/36 2/32 at 100.00 Aa2 1,102,658
6,500 4.000%, 2/15/39 2/32 at 100.00 Aa2 6,508,385
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
2,500 5.000%, 2/15/37 2/27 at 100.00 Aa2 2,646,975
2,125 5.000%, 2/15/38 2/27 at 100.00 Aa2 2,241,620
5,285 5.000%, 2/15/39 2/27 at 100.00 Aa2 5,553,531
13,155 5.000%, 2/15/42 2/27 at 100.00 Aa2 13,752,105
6,135 5.000%, 2/15/45 2/27 at 100.00 Aa2 6,389,173
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 AA 9,486,900
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 3,710,427
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 AA 5,274,150
5,625 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA 5,933,419

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,535 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/39
7/31 at 100.00 AA $ 1,325,227
5,400 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-1, 5.000%, 7/15/33
1/25 at 100.00 AA 5,588,298
11,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 11,346,720
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
7,945 5.000%, 7/15/35 1/26 at 100.00 AA 8,285,046
7,500 4.000%, 7/15/40 1/26 at 100.00 AA 7,406,025
5,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29
2/23 at 100.00 AAA 5,119,074
13,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37
2/24 at 100.00 AAA 13,770,563
3,960 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series B-1, 5.000%, 8/01/35
8/24 at 100.00 AAA 4,078,642
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 AAA 4,162,360
1,225 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42
5/26 at 100.00 AAA 1,192,783
8,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 AAA 7,919,532
1,375 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/39
2/27 at 100.00 AAA 1,450,240
13,960 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 AA- 14,741,900
1,960 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 AA+ 2,104,824
9,600 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ 10,237,824
12,070 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32
3/23 at 100.00 AA+ 12,138,196
7,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 Aa1 7,997,925
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
90,206 0.000%, 7/01/51 7/28 at 30.01 N/R 16,973,161
54,245 5.000%, 7/01/58 7/28 at 100.00 N/R 51,468,198
259 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 225,972
2,730 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 A 2,774,799
5,140 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/47
11/32 at 100.00 AA+ 5,265,005
8,425 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 7,857,745
6,715 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 AA+ 6,469,164
12,395 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51 - AGM Insured
11/31 at 100.00 AA+ 9,398,757
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 10,630,200
1,325 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 1,285,263
470,760 Total Tax Obligation/Limited 396,931,258

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 24.4% (14.6% of Total Investments)
$ 4,315 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 A+ $ 4,489,110
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 A3 1,514,370
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
7,775 5.000%, 11/15/50 5/30 at 100.00 A3 7,628,908
19,315 5.250%, 11/15/55 5/30 at 100.00 A3 19,508,343
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 2,533,175
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35
11/25 at 100.00 A3 5,056,550
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 A3 1,516,965
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 A3 2,576,000
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013B:
4,040 5.000%, 11/15/38 5/23 at 100.00 A3 4,044,888
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,785 5.000%, 11/15/32 11/23 at 100.00 A3 1,800,012
10,000 5.000%, 11/15/38 11/23 at 100.00 A3 10,025,900
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/44
5/24 at 100.00 A3 1,003,010
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 A3 5,334,565
2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 A3 2,445,734
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 1,609,086
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 2,396,050
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
2,280 4.000%, 1/01/43 1/30 at 100.00 A1 2,184,992
5,720 4.000%, 1/01/45 1/30 at 100.00 A1 5,451,961
2,225 3.000%, 1/01/49 - BAM Insured 1/30 at 100.00 AA 1,707,576
20,780 New York State Thruway Authority, General Revenue Bonds, Series 2021O,
4.000%, 1/01/46
7/31 at 100.00 A1 19,579,124
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 A2 2,083,500
7,500 5.000%, 1/01/41 1/26 at 100.00 A2 7,740,075
20,400 5.000%, 1/01/46 1/26 at 100.00 A2 20,904,084
9,355 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 A2 8,639,997
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,175 5.000%, 12/01/32 12/30 at 100.00 Baa1 1,243,620
3,750 5.000%, 12/01/34 12/30 at 100.00 Baa1 3,922,313
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950 5.000%, 9/01/34 9/24 at 100.00 AA- 4,084,103
1,000 5.000%, 9/01/35 9/24 at 100.00 AA- 1,032,220
9,755 5.000%, 9/01/39 9/24 at 100.00 AA- 10,013,995
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
3,595 5.000%, 5/01/35 5/25 at 100.00 AA- 3,746,709
10,780 5.000%, 5/01/45 5/25 at 100.00 AA- 11,100,705

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 9,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 AA- $ 9,328,770
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 2,039,460
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
1,515 4.000%, 9/01/43 9/28 at 100.00 AA- 1,484,988
1,000 5.000%, 9/01/48 9/28 at 100.00 AA- 1,047,370
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 1,042,760
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Ninth Series 2018:
1,500 5.000%, 7/15/36 7/28 at 100.00 AA- 1,620,960
1,200 5.000%, 7/15/37 7/28 at 100.00 AA- 1,291,512
1,000 5.000%, 7/15/38 7/28 at 100.00 AA- 1,072,690
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 AA- 1,038,120
6,130 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38
9/29 at 100.00 AA- 6,650,989
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 12,161,365
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
7,715 5.000%, 11/15/43 5/28 at 100.00 AA- 8,103,759
2,285 5.000%, 11/15/45 5/28 at 100.00 AA- 2,399,364
2,360 4.000%, 11/15/48 5/28 at 100.00 AA- 2,244,195
9,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%,
11/15/49
5/29 at 100.00 AA- 9,512,190
16,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 4.000%, 11/15/56
5/31 at 100.00 AA- 14,600,000
252,115 Total Transportation 252,556,132
U.S. Guaranteed - 9.5% (5.7% of Total Investments) (4)
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
New York Methodist Hospital Project, Refunding Series 2014, 5.000%,
7/01/27, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,294,925
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,185 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 2,283,784
2,820 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 2,947,492
14,585 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 14,796,628
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
3,095 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,274,944
3,465 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,666,455
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
1,625 5.000%, 7/01/46, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa3 1,781,406
Dormitory Authority of the State of New York, Revenue
Bonds, Pratt Institute, Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 826,864
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 1,550,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
$ 15 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 N/R $ 15,433
28,280 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2013A, 5.000%, 3/15/43, (Pre-refunded 3/15/23)
3/23 at 100.00 AA+ 28,486,161
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013B:
6,090 5.000%, 11/15/30, (Pre-refunded 5/15/23) 5/23 at 100.00 A3 6,159,852
480 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 485,506
1,900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.250%, 11/15/30, (Pre-refunded 11/15/23)
11/23 at 100.00 A3 1,948,298
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
14,000 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 14,323,120
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
4,485 5.000%, 3/01/29, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 4,513,883
3,400 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 3,421,896
2,190 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 2,204,104
1,000 5.000%, 3/01/33, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,006,440
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 1,393,436
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 2,050,718
96,440 Total U.S. Guaranteed 98,431,715
Utilities - 31.7% (19.0% of Total Investments)
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 7,677,360
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 7,453,920
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call AA 18,066,200
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call AA 8,739,700
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call AA 12,645,600
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call AA 8,112,800
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 2,651,668
520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 A 539,245
6,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 6,296,580
4,085 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 4,122,337
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series CC, 5.000%, 6/15/47
6/24 at 100.00 AA+ 4,073,320
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 AA+ 10,254,000
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/39
6/25 at 100.00 AA+ 5,178,950
5,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 5,308,552
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 4,105,044

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2017 Series DD:
$ 5,000 5.000%, 6/15/47 12/26 at 100.00 AA+ $ 5,189,400
2,990 5.250%, 6/15/47 12/26 at 100.00 AA+ 3,130,889
25,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB) (5)
12/27 at 100.00 AA+ 26,367,500
21,815 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 23,292,530
2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,997,480
6,010 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+ 6,391,695
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-2, 4.000%, 6/15/42
12/30 at 100.00 AA+ 2,496,850
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 AA+ 4,739,300
1,705 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series EE, 4.000%, 6/15/39
6/32 at 100.00 AA+ 1,711,360
6,855 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52, (UB)
12/32 at 100.00 AA+ 7,554,210
2,580 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 2,669,861
1,940 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 4.000%, 6/15/46
6/26 at 100.00 AAA 1,911,443
4,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 AAA 4,222,440
13,500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47, (UB)
6/27 at 100.00 AAA 14,238,990
10,430 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 11,110,453
22,340 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2014B, 5.000%, 5/15/44
5/24 at 100.00 AAA 22,977,807
4,365 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2015B, 5.000%, 9/15/40
3/25 at 100.00 AAA 4,529,255
5,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2019A, 5.000%, 2/15/49
8/29 at 100.00 AAA 5,351,700
3,095 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B,
5.000%, 2/15/42
1/23 at 100.00 AAA 3,101,066

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52 (WI/DD,
Settling 12/06/22)
9/32 at 100.00 AAA $ 3,353,400
New York State Power Authority, General Revenue Bonds,
Series 2020A:
11,440 4.000%, 11/15/50 5/30 at 100.00 AA 11,002,191
5,000 4.000%, 11/15/55 5/30 at 100.00 AA 4,732,250
3,205 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 3,157,918
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 515,176
2,230 Upper Mohawk Valley Regional Water Finance Authority, New York, Water
System Revenue Bonds, Series 2000, 0.000%, 4/01/23 - AMBAC Insured
No Opt. Call Aa3 2,209,529
5,090 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/35
12/25 at 100.00 AAA 5,371,935
22,290 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 22,748,282
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2016B:
6,750 5.000%, 12/15/33 6/26 at 100.00 AAA 7,232,422
3,575 5.000%, 12/15/34 6/26 at 100.00 AAA 3,819,316
3,275 5.000%, 12/15/35 6/26 at 100.00 AAA 3,489,742
2,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 AAA 2,161,120
326,680 Total Utilities 328,002,786
$ 1,856,756 Total Long-Term Investments (cost $1,670,228,569) 1,725,414,641
Floating Rate Obligations - (3.5)%   (36,280,000)
MuniFund Preferred Shares, net of deferred offering costs - (7.7)% (6) (79,588,145)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (56.2)% (7) (582,118,918)
Other Assets Less Liabilities - 0.7% 7,774,336
Net Assets Applicable to Common Shares - 100% $ 1,035,201,914

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NRK
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,725,414,641 $ – $ 1,725,414,641
Total
$ – $ 1,725,414,641 $ – $ 1,725,414,641
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 4.6%.
(7) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.